RETENTION RECEIVABLES- NON-CURRENT	12 Months Ended
Mar. 31, 2025
Retention Receivables- Non-current
RETENTION RECEIVABLES- NON-CURRENT

5. RETENTION RECEIVABLES- NON-CURRENT

	As of March 31,
	2024	2025
	USD	USD
Beginning balance	41,557	446,651
Additions from condition rights to consideration	405,094	342,698
Less: retention released	-	(296,202)
Less: allowance for expected credit loss	(14,022)	(29,077)
Ending balance	432,629	464,070